                                            -----------------------------------
                                            OMB APPROVAL
                                            OMB Number: 3235-0570
                                            Expires: November 30, 2005
                                            Estimated average burden
                                            hours per response. . . . . . . 5.0
                                            -----------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-10569
                                   --------------------------------------------

                               Legacy Funds Group
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       3435 Stelzer Rd. Columbus, OH 43219
                   -------------------------------------------
               (Address of principal executive offices) (Zip code)

                       3435 Stelzer Rd. Columbus, OH 43219
                  --------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000
                                                   ----------------------------

Date of fiscal year end:    4/30/04
                         ----------------

Date of reporting period:   10/31/03
                          ----------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

                               LEGACY FUNDS GROUP


                                   SEMI ANNUAL
                                     REPORT
                                OCTOBER 31, 2003

                         THE MULTI-CAP CORE EQUITY FUND
                               THE CORE BOND FUND
                             THE FEDERAL MONEY FUND


                        FIRST FINANCIAL CAPITAL ADVISORS

                               LEGACY FUNDS GROUP

                                TABLE OF CONTENTS


Schedules of Portfolio Investments  . . . . . . . . . . . . . . . . .       1

Statements of Asset and Liabilities  . . . . . . . . . . . . . . . . .     10

Statements of Operations . . . . . . . . . . . . . . . . . . . . . . .     11

Statements of Changes in Net Assets  . . . . . . . . . . . . . . . . .     12

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . .     14

Notes to Financial Statements  . . . . . . . . . . . . . . . . . . . .     15

Trustees and Officers . . . . . . . . . . . . . . . . . . . . . . . .      19

                               LEGACY FUNDS GROUP
                         THE MULTI-CAP CORE EQUITY FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                          OCTOBER 31, 2003 (UNAUDITED)

     SHARES OR                                   SECURITY
 PRINCIPAL AMOUNT                               DESCRIPTION                                    VALUE ($)
------------------ -----------------------------------------------------------------------  --------------
COMMON STOCKS (93.7%):
Chemicals - Specialty  (1.3%):
   152,000         Engelhard Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,344,160
    25,000         Ferro Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         513,250
                                                                                              ------------
                                                                                                 4,857,410
                                                                                              ------------
Consulting Services  (0.0%):
     8,100         Clark, Inc. (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .         121,905
                                                                                              ------------
Consumer Discretionary  (17.0%):
   169,000         Applebee's International, Inc.  . . . . . . . . . . . . . . . . . . . .       6,339,190
    76,000         Barnes & Noble, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . .       2,264,800
    90,000         Black & Decker Corp.  . . . . . . . . . . . . . . . . . . . . . . . . .       4,302,900
   175,900         Carnival Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       6,140,669
    75,800         CDW Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,551,790
   190,000         Dollar General Corp.  . . . . . . . . . . . . . . . . . . . . . . . . .       4,269,300
   160,000         Estee Lauder Co., Inc. (The) - Class A  . . . . . . . . . . . . . . . .       5,982,400
    15,000         Gentex Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         585,750
    19,000         Helen of Troy Ltd. (b)  . . . . . . . . . . . . . . . . . . . . . . . .         426,170
   205,000         Liz Claiborne, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .       7,562,449
    30,300         Magna International, Inc. Class A . . . . . . . . . . . . . . . . . . .       2,430,969
    47,000         Maytag Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,193,800
    49,300         Mohawk Industries, Inc. (b) . . . . . . . . . . . . . . . . . . . . . .       3,654,116
    93,900         Newell Rubbermaid, Inc. . . . . . . . . . . . . . . . . . . . . . . . .       2,140,920
    81,400         Omnicom Group, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .       6,495,720
    53,250         Ross Stores, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,663,033
    25,000         Scholastic Corp. (b)  . . . . . . . . . . . . . . . . . . . . . . . . .         773,250
    93,100         The Men's Wearhouse, Inc. (b) . . . . . . . . . . . . . . . . . . . . .       2,742,726
                                                                                              ------------
                                                                                                64,519,952
                                                                                              ------------
Consumer Staples  (7.1%):
    40,000         Avon Products, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . .       2,718,400
   110,700         General Electric Co.  . . . . . . . . . . . . . . . . . . . . . . . . .       3,211,407
   128,400         Kimberly-Clark Corp.  . . . . . . . . . . . . . . . . . . . . . . . . .       6,780,804
    40,000         McCormick & Co. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,185,600
   124,900         PepsiCo, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,972,718
    56,000         Procter & Gamble Co.  . . . . . . . . . . . . . . . . . . . . . . . . .       5,504,240
    36,900         The J.M. Smucker Co.  . . . . . . . . . . . . . . . . . . . . . . . . .       1,615,113
                                                                                              ------------
                                                                                                26,988,282
                                                                                              ------------
Energy  (5.2%):
   196,503         BP p.l.c. - ADR  . . . . . . . . . . . . . . . . . . . . . . . . . . .        8,327,797
   198,600         ConocoPhillips . . . . . . . . . . . . . . . . . . . . . . . . . . . .       11,349,990
                                                                                              ------------
                                                                                                19,677,787
                                                                                              ------------
Financial  (18.2%):
    25,000         Bank of New York Company, Inc. . . . . . . . . . . . . . . . . . . . .          779,750
    40,250         BB&T Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,556,468
    41,000         Capital One Financial Corp.  . . . . . . . . . . . . . . . . . . . . .        2,492,800
   115,500         Cincinnati Financial Corp. . . . . . . . . . . . . . . . . . . . . . .        4,726,260
   128,500         Comerica, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .        6,615,180
   104,600         Fannie Mae . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        7,498,774
    49,000         Fifth Third Bancorp  . . . . . . . . . . . . . . . . . . . . . . . . .        2,840,040
    51,000         Greater Bay Bancorp  . . . . . . . . . . . . . . . . . . . . . . . . .        1,374,960
   395,000         MBNA Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        9,776,250


                               LEGACY FUNDS GROUP
                         THE MULTI-CAP CORE EQUITY FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                          OCTOBER 31, 2003 (UNAUDITED)

     SHARES OR                                   SECURITY
 PRINCIPAL AMOUNT                               DESCRIPTION                                    VALUE ($)
------------------ -----------------------------------------------------------------------  --------------
COMMON STOCKS, CONTINUED
   108,000         MGIC Investment Corp. . . . . . . . . . . . . . . . . . . . . . . . . .       5,541,480
   190,000         Morgan Stanley  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      10,425,300
    75,700         National City Corp. . . . . . . . . . . . . . . . . . . . . . . . . . .       2,472,362
   556,000         Sovereign Bancorp, Inc. . . . . . . . . . . . . . . . . . . . . . . . .      11,570,359
    70,000         Waddell & Reed Financial, Inc.  . . . . . . . . . . . . . . . . . . . .       1,552,600
                                                                                              ------------
                                                                                                69,222,583
                                                                                              ------------
Health Care  (12.8%):
   220,000         Biomet, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       7,889,200
    49,900         Cardinal Health, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .       2,961,066
   224,900         Health Management Associates, Inc. Class A  . . . . . . . . . . . . . .       4,981,535
    13,748         Medco Health Solutions, Inc.  . . . . . . . . . . . . . . . . . . . . .         456,434
   149,200         Medtronic, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       6,799,044
   114,000         Merck & Company, Inc. . . . . . . . . . . . . . . . . . . . . . . . . .       5,044,500
    30,000         Patterson Dental Co. (b)  . . . . . . . . . . . . . . . . . . . . . . .       1,919,400
   150,000         Pfizer, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,740,000
    80,000         Renal Care Group, Inc. (b)  . . . . . . . . . . . . . . . . . . . . . .       3,000,800
   130,000         Schering-Plough Corp. . . . . . . . . . . . . . . . . . . . . . . . . .       1,985,100
    99,500         Wellpoint Health Networks, Inc. (b) . . . . . . . . . . . . . . . . . .       8,845,550
                                                                                              ------------
                                                                                                48,622,629
                                                                                              ------------
Industrials  (12.3%):
   296,400         American Power Conversion Corp. . . . . . . . . . . . . . . . . . . . .       5,996,172
   230,000         Cendant Corp. (b) . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,698,900
   111,050         Certegy, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,737,943
   130,300         Cintas Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,558,598
   210,100         Equifax, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,134,844
    68,000         Ingersoll Rand Co.  . . . . . . . . . . . . . . . . . . . . . . . . . .       4,107,200
   153,800         Jacobs Engineering Group, Inc. (b)  . . . . . . . . . . . . . . . . . .       7,124,016
   104,800         NCI Building Systems, Inc. (b)  . . . . . . . . . . . . . . . . . . . .       2,279,400
   135,400         Pitney Bowes, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . .       5,564,940
    30,000         Teleflex, Inc.  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,380,300
    65,500         Tyco International, Ltd.  . . . . . . . . . . . . . . . . . . . . . . .       1,367,640
                                                                                              ------------
                                                                                                46,949,953
                                                                                              ------------
Information Technology  (16.4%):
    50,000         Automatic Data Processing, Inc. . . . . . . . . . . . . . . . . . . . .       1,887,000
    25,000         Black Box Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,076,500
   179,000         CIBER, Inc. (b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,650,380
   490,000         Cisco Systems, Inc. (b) . . . . . . . . . . . . . . . . . . . . . . . .      10,280,200
   155,000         Dell Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,598,600
    20,000         Factset Research Systems, Inc.  . . . . . . . . . . . . . . . . . . . .         872,800
   146,600         First Data Corp.  . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,233,620
    60,000         Hewlett-Packard Co. . . . . . . . . . . . . . . . . . . . . . . . . . .       1,338,600
   252,000         Intel Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       8,328,600
    21,700         International Business Machines Corp. . . . . . . . . . . . . . . . . .       1,941,716
   104,900         Lexmark International, Inc. (b) . . . . . . . . . . . . . . . . . . . .       7,721,689
   110,000         Linear Technology Corp. . . . . . . . . . . . . . . . . . . . . . . . .       4,687,100
   214,500         Microsoft Corp. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,609,175
   270,000         Oracle Corp. (b)  . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,229,200
    25,000         Siebel Systems, Inc. (b)  . . . . . . . . . . . . . . . . . . . . . . .         314,750
    81,300         Tech Data Corp. (b) . . . . . . . . . . . . . . . . . . . . . . . . . .       2,676,396
                                                                                              ------------
                                                                                                62,446,326
                                                                                              ============

                               LEGACY FUNDS GROUP
                         THE MULTI-CAP CORE EQUITY FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                          OCTOBER 31, 2003 (UNAUDITED)

     SHARES OR                                   SECURITY
 PRINCIPAL AMOUNT                               DESCRIPTION                                    VALUE ($)
------------------ -----------------------------------------------------------------------  --------------
COMMON STOCKS, CONTINUED
Instruments - Scientific  (0.4%):
    50,000         Waters Corp. (b) . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,571,500
                                                                                              ------------
Materials  (0.8%):
    58,400         Sigma-Aldrich Corp.  . . . . . . . . . . . . . . . . . . . . . . . . .        3,063,080
                                                                                              ------------
Real Estate Operation/Development (0.1%):
    15,150         MI Developments, Inc.  . . . . . . . . . . . . . . . . . . . . . . . .          383,598
                                                                                              ------------
Telecom Services  (1.7%):
    60,000         Qualcomm, Inc. . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,850,000
   105,000         Verizon Communications . . . . . . . . . . . . . . . . . . . . . . . .        3,528,000
                                                                                              ------------
                                                                                                 6,378,000
                                                                                              ------------
Telecommunication Equipment  (0.1%):
    15,000         Plantronics, Inc. (b)  . . . . . . . . . . . . . . . . . . . . . . . .          417,150
                                                                                              ------------
Utilities  (0.3%):
    44,200         American Electric Power Company,  Inc. . . . . . . . . . . . . . . . .        1,245,998
                                                                                              ------------
Total Common Stocks                                                                            356,466,154
                                                                                              ------------

INVESTMENT COMPANIES (5.1%):
14,725,000         Legacy Federal Money Fund  . . . . . . . . . . . . . . . . . . . . . .       14,725,000
 4,630,000         Munder Institutional Money Market Fund . . . . . . . . . . . . . . . .        4,630,000
                                                                                              ------------
Total Investment Companies                                                                      19,355,000
                                                                                              ------------

REPURCHASE AGREEMENT (1.2%):
 4,633,568         Government Agency Repurchase Agreement, 0.83%, 11/3/03
                   (Dated 10/31/03, Collateralized by various U.S.
                    Government securities)  . . . . . . . . . . . . . . . . . . . . . . .        4,633,568
                                                                                              ------------
Total Repurchase Agreement                                                                       4,633,568
                                                                                              ------------
Total (Cost $268,328,079) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $380,454,722
                                                                                              ============

--------------
Percentages indicated are based on net assets of $374,990,281.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation . . . . . . . . . . . . . . . . . . .     $119,660,296
Unrealized depreciation . . . . . . . . . . . . . . . . . . .       (7,533,653)
                                                                  ------------
Net unrealized appreciation (depreciation)  . . . . . . . . .     $112,126,643
                                                                  ============

   Aggregate cost for federal income tax purposes is substantially the same.

(b) Non-income producing securities.

ADR-American Depository Receipt


                       See notes to financial statements.

                               LEGACY FUNDS GROUP
                               THE CORE BOND FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                          OCTOBER 31, 2003 (UNAUDITED)

     SHARES OR                                   SECURITY
 PRINCIPAL AMOUNT                               DESCRIPTION                                    VALUE ($)
------------------ -----------------------------------------------------------------------  --------------
CORPORATE BONDS (30.0%):
Amusement Parks  (0.2%):
   500,000         Walt Disney, 5.80%, 10/27/08 . . . . . . . . . . . . . . . . . . . . .          534,205
                                                                                              ------------
Banking, Finance & Insurance  (15.4%):
   477,000         American General Finance, 5.75%, 11/1/03 . . . . . . . . . . . . . . .          477,000
 1,159,000         Aon Corp., 6.90%, 7/1/04 . . . . . . . . . . . . . . . . . . . . . . .        1,196,059
 1,000,000         Bank of America Corp., 7.125%, 3/1/09  . . . . . . . . . . . . . . . .        1,143,249
   818,000         Bank One Corp., 7.625%, 8/1/05   . . . . . . . . . . . . . . . . . . .          895,088
   250,000         Caterpillar Financial Services Corp.,  5.95%, 5/1/06 . . . . . . . . .          270,121
 1,818,000         Citigroup, Inc., 5.75%, 5/10/06  . . . . . . . . . . . . . . . . . . .        1,956,841
 1,000,000         Citigroup, Inc., 5.50%, 8/9/06 . . . . . . . . . . . . . . . . . . . .        1,075,724
 1,819,000         Credit Suisse USA, Inc., 5.875%, 8/1/06  . . . . . . . . . . . . . . .        1,965,114
   909,000         DaimlerChrysler NA Holding, 7.75%, 6/15/05 . . . . . . . . . . . . . .          979,634
 2,000,000         Fifth Third Bank, 3.375%, 8/15/08  . . . . . . . . . . . . . . . . . .        1,980,627
   909,000         FleetBoston Financial Corp.,  8.125%, 7/1/04 . . . . . . . . . . . . .          947,673
   818,000         FleetBoston Financial Corp., 7.25%, 9/15/05  . . . . . . . . . . . . .          893,714
   909,000         Ford Motor Credit Co., 7.50%, 6/15/04  . . . . . . . . . . . . . . . .          933,606
 2,478,000         Ford Motor Credit Co., 7.60%, 8/1/05 . . . . . . . . . . . . . . . . .        2,627,368
   909,000         General Electric Capital Corp., 7.50%, 5/15/05 . . . . . . . . . . . .          987,479
   500,000         General Electric Capital Corp., 2.875%, 9/15/06  . . . . . . . . . . .          497,235
 1,000,000         General Electric Capital Corp., 4.625%, 9/15/09  . . . . . . . . . . .        1,032,578
   500,000         General Electric Capital Corp., 4.00%, 12/15/13  . . . . . . . . . . .          462,788
 1,977,000         General Motors Acceptance Corp., 7.50%, 7/15/05  . . . . . . . . . . .        2,116,791
 1,159,000         General Motors Acceptance Corp., 8.75%, 7/15/05  . . . . . . . . . . .        1,252,020
 1,000,000         General Motors Acceptance Corp., 6.125%, 9/15/06 . . . . . . . . . . .        1,057,062
 1,159,000         Goldman Sachs Group, Inc., 6.625%, 12/1/04 . . . . . . . . . . . . . .        1,219,835
 1,000,000         Goldman Sachs Group, Inc., 4.125%, 1/15/08 . . . . . . . . . . . . . .        1,020,961
 1,000,000         International Lease Finance Corp., 4.50%, 5/1/08 . . . . . . . . . . .        1,026,538
 1,000,000         JP Morgan (RP), 5.25%, 5/30/07 . . . . . . . . . . . . . . . . . . . .        1,067,913
   500,000         Key Bank, 5.80%, 4/1/04  . . . . . . . . . . . . . . . . . . . . . . .          508,979
 1,000,000         Mercantile Bank, 6.375%, 1/15/04 . . . . . . . . . . . . . . . . . . .        1,009,954
   500,000         Morgan Stanley, 5.30%, 3/1/13  . . . . . . . . . . . . . . . . . . . .          507,432
 1,150,000         Morgan Stanley Dean Witter, 6.60%, 4/1/12  . . . . . . . . . . . . . .        1,280,498
 1,159,000         Spear Leeds & Kellogg LP, 8.25%, 8/15/05 . . . . . . . . . . . . . . .        1,267,886
   909,000         Sunamerica, Inc., 7.34%, 8/30/05 . . . . . . . . . . . . . . . . . . .          995,699
   818,000         Wachovia Corp., 6.80%, 6/1/05  . . . . . . . . . . . . . . . . . . . .          879,310
 1,160,000         Washington Mutual Financial, 8.25%,  6/15/05 . . . . . . . . . . . . .        1,271,002
 1,000,000         Wells Fargo Co., 3.50%, 4/4/08 . . . . . . . . . . . . . . . . . . . .          998,720
                                                                                              ------------
                                                                                                37,802,498
                                                                                              ------------
Computer Services  (1.6%):
   909,000         Computer Sciences Corp., 7.50%, 8/8/05 . . . . . . . . . . . . . . . .          992,969
   910,000         Electronic Data Systems, 6.85%, 10/15/04 . . . . . . . . . . . . . . .          941,850
 1,818,000         Hewlett-Packard Co., 7.15%, 6/15/05  . . . . . . . . . . . . . . . . .        1,962,284
                                                                                              ------------
                                                                                                 3,897,103
                                                                                              ------------
Energy  (1.0%):
   909,000         Idaho Power Corp., 8.00%, 3/15/04  . . . . . . . . . . . . . . . . . .          931,001
   500,000         Tennessee Valley Authority, 5.375%,  11/13/08  . . . . . . . . . . . .          539,557
   909,000         Wisconsin Power & Light Co., 7.60%, 7/1/05 . . . . . . . . . . . . . .          981,564
                                                                                              ------------
                                                                                                 2,452,122
                                                                                              ------------

                               LEGACY FUNDS GROUP
                               THE CORE BOND FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                          OCTOBER 31, 2003 (UNAUDITED)

     SHARES OR                                   SECURITY
 PRINCIPAL AMOUNT                               DESCRIPTION                                    VALUE ($)
------------------ -----------------------------------------------------------------------  --------------
CORPORATE BONDS (30.0%):
Food & Tobacco  (0.8%):
   909,000         McDonald's Corp., 5.95%, 1/15/08  . . . . . . . . . . . . . . . . . . .         984,211
 1,000,000         Tyson Foods, Inc., 6.75%, 6/1/05  . . . . . . . . . . . . . . . . . . .       1,055,433
                                                                                                 2,039,644
                                                                                              ------------
Health Care  (0.6%):
 1,318,000         McKesson  Corp., 6.30%, 3/1/05  . . . . . . . . . . . . . . . . . . . .       1,382,683
                                                                                              ------------

Industrial Goods & Services  (2.9%):
   500,000         Alcoa, Inc., 7.25%, 8/1/05  . . . . . . . . . . . . . . . . . . . . . .         545,284
   909,000         Alliedsignal, Inc., 6.125%, 7/1/05  . . . . . . . . . . . . . . . . . .         967,933
 1,160,000         Boeing Co., 8.10%, 11/15/06   . . . . . . . . . . . . . . . . . . . . .       1,317,378
   409,000         Cargill, Inc., 6.25%, 5/1/06  . . . . . . . . . . . . . . . . . . . . .         446,201
   500,000         Cargill, Inc., 6.60%, 7/30/07 . . . . . . . . . . . . . . . . . . . . .         554,554
   910,000         Dover Corp., 6.45%, 11/15/05  . . . . . . . . . . . . . . . . . . . . .         986,782
 1,000,000         Ingersoll-Rand Co., 6.25%, 5/15/06  . . . . . . . . . . . . . . . . . .       1,089,171
 1,000,000         Worthington Industries, Inc., 7.125%, 5/15/06 . . . . . . . . . . . . .       1,081,089
                                                                                              ------------
                                                                                                 6,988,392
                                                                                              ------------
Newspapers  (0.4%):
   909,000         Tribune Co., 6.68%, 6/8/05  . . . . . . . . . . . . . . . . . . . . . .         968,079
                                                                                              ------------
Personal Care  (1.3%):
 2,446,000         Procter & Gamble Co., 6.60%, 12/15/04 . . . . . . . . . . . . . . . . .       2,584,013
   464,000         Procter & Gamble Co., 6.875%, 9/15/09 . . . . . . . . . . . . . . . . .         535,441
                                                                                              ------------
                                                                                                 3,119,454
                                                                                              ------------
Pharmaceuticals  (1.6%):
 1,818,000         Abbott Laboratories, 5.625%, 7/1/06   . . . . . . . . . . . . . . . . .       1,969,860
   909,000         American Home Products, 5.875%, 3/15/04 . . . . . . . . . . . . . . . .         924,082
   909,000         Eli Lilly & Co., 5.50%, 7/15/06 . . . . . . . . . . . . . . . . . . . .         977,203
                                                                                              ------------
                                                                                                 3,871,145
                                                                                              ------------
Rental Auto/Equipment  (0.5%):
 1,159,000         Hertz Corp., 8.25%, 6/1/05  . . . . . . . . . . . . . . . . . . . . . .       1,227,288
                                                                                              ------------

Retail  (1.4%):
   909,000         Albertson's, Inc., 6.55%, 8/1/04  . . . . . . . . . . . . . . . . . . .         936,547
 1,159,000         May Department Stores, 6.875%, 11/1/05  . . . . . . . . . . . . . . . .       1,254,140
 1,159,000         Wal-Mart Stores, Inc., 6.55%, 8/10/04 . . . . . . . . . . . . . . . . .       1,204,316
                                                                                              ------------
                                                                                                 3,395,003
                                                                                              ------------
Telecommunications  (2.3%):
   500,000         Alltel Corp., 6.75%, 9/15/05  . . . . . . . . . . . . . . . . . . . . .         539,645
   909,000         Bellsouth Telecommunications, 5.00%, 10/15/06 . . . . . . . . . . . . .         966,507
 1,160,000         Deutsche Telekom International, 8.25%, 6/15/05  . . . . . . . . . . . .       1,267,381
 1,159,000         Verizon Global Funding Corp., 6.75%, 12/1/05  . . . . . . . . . . . . .       1,261,824
   500,000         Viacom, 6.40%, 1/30/06  . . . . . . . . . . . . . . . . . . . . . . . .         541,839
   909,000         Vodafone Group PLC, 7.625%, 2/15/05 . . . . . . . . . . . . . . . . . .         975,334
                                                                                              ------------
                                                                                                 5,552,530
                                                                                              ------------
Total Corporate Bonds  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      73,230,146
                                                                                              ------------
U.S. TREASURY OBLIGATIONS (32.7%):
 9,000,000         1.625%, 9/30/05 . . . . . . . . . . . . . . . . . . . . . . . . . . . .       8,972,577
 7,200,000         7.00%, 7/15/06  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       8,093,815
 5,000,000         6.25%, 2/15/07  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,587,500
 2,500,000         4.75%, 11/15/08 . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,671,485
 2,500,000         5.50%, 5/15/09  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,769,923


                               LEGACY FUNDS GROUP
                               THE CORE BOND FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                          OCTOBER 31, 2003 (UNAUDITED)

     SHARES OR                                   SECURITY
 PRINCIPAL AMOUNT                               DESCRIPTION                                    VALUE ($)
------------------ -----------------------------------------------------------------------  --------------
U.S. TREASURY OBLIGATIONS, CONTINUED
 7,000,000         6.50%, 2/15/10  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       8,120,273
11,000,000         5.75%, 8/15/10  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      12,304,533
 8,000,000         5.00%, 2/15/11  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       8,564,064
 7,000,000         5.00%, 8/15/11  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       7,469,490
 5,000,000         4.375%, 8/15/12 . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,075,780
 5,500,000         4.00%, 11/15/12 . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,416,857
 5,000,000         3.625%, 5/15/13 . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,787,305
                                                                                              ------------
Total U.S. Treasury Obligations                                                                 79,833,602
                                                                                              ------------

U.S. GOVERNMENT AGENCY SECURITIES (35.1%):
Fannie Mae  (16.2%):
 4,636,000         5.625%, 5/14/04 . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,744,070
 4,000,000         2.25%, 5/15/06  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,989,936
 1,000,000         3.25%, 1/15/08  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         998,447
 6,000,000         2.50%, 6/15/08  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,761,674
 3,000,000         4.00%, 9/2/08 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,015,597
 4,000,000         5.25%, 1/15/09  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,289,924
 1,000,000         3.55%, 6/17/10  . . . . . . . . . . . . . . . . . . . . . . . . . . . .         959,965
 5,000,000         5.375%, 11/15/11  . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,296,770
 3,000,000         5.00%, 11/17/11 . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,014,184
 1,000,000         6.00%, 1/18/12  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,036,752
 3,000,000         5.25%, 8/1/12 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,043,770
 3,500,000         4.625%, 5/1/13  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,369,706
                                                                                              ------------
                                                                                                39,520,795
                                                                                              ------------
Federal Farm Credit Bank  (0.4%):
   954,000         6.14%, 11/22/04  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,000,713
                                                                                              ------------

Federal Home Loan Bank  (14.2%):
 7,275,000         6.875%, 8/15/05  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      7,906,593
 2,000,000         6.50%, 11/15/05  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,175,490
 1,000,000         2.375%, 2/15/06  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,002,501
 5,275,000         6.375%, 8/15/06  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5,805,560
 1,000,000         3.75%, 8/15/07 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,021,802
 4,000,000         6.75%, 8/15/07 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      4,522,768
 2,635,000         5.875%, 11/15/07 . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,890,872
 1,000,000         3.375%, 2/15/08  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,000,063
 1,000,000         3.50%, 4/22/08 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        999,624
 1,000,000         5.80%, 9/2/08  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,100,221
   600,000         5.865%, 9/2/08 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        662,131
 1,000,000         5.885%, 3/30/09  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,105,092
 4,320,000         4.875%, 11/15/11 . . . . . . . . . . . . . . . . . . . . . . . . . . . .      4,408,927
                                                                                              ------------
                                                                                                34,601,644
                                                                                              ------------
Freddie Mac  (4.3%):
 4,000,000         6.375%, 11/15/03 . . . . . . . . . . . . . . . . . . . . . . . . . . . .      4,007,015
 1,635,000         6.005%, 12/8/05  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,763,405
 1,000,000         7.10%, 4/10/07 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,145,646
 2,318,000         5.50%, 9/15/11 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,476,176
 1,000,000         4.50%, 9/19/13 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,018,229
                                                                                              ------------
                                                                                                10,410,471
                                                                                              ------------
Total U.S. Government Agency Securities . . . . . . . . . . . . . . . . . . . . . . . . . .     85,533,623
                                                                                              ------------

                               LEGACY FUNDS GROUP
                               THE CORE BOND FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                          OCTOBER 31, 2003 (UNAUDITED)

     SHARES OR                                   SECURITY
 PRINCIPAL AMOUNT                               DESCRIPTION                                    VALUE ($)
------------------ -----------------------------------------------------------------------  --------------
INVESTMENT COMPANIES (2.0%):
 4,480,000         Legacy Federal Money Fund . . . . . . . . . . . . . . . . . . . . . . .       4,480,000
   400,000         Munder Institutional Money Market Fund  . . . . . . . . . . . . . . . .         400,000
                                                                                              ------------
Total Investment Companies                                                                       4,880,000
                                                                                              ------------

REPURCHASE AGREEMENT (0.2%):
   397,452         Government Agency Repurchase Agreement, 0.83%,
                   11/3/03 (Dated 10/31/03, Collateralized by various U.S.
                   Government securities)  . . . . . . . . . . . . . . . . . . . . . . . .         397,452
                                                                                              ------------
Total Repurchase Agreement                                                                         397,452
                                                                                              ------------
Total (Cost $235,825,320) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $243,874,823
                                                                                              ============

----------------

Percentages indicated are based on net assets of $246,630,054.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation  . . . . . . . . . . . . . . . . .   $  9,202,950
Unrealized depreciation  . . . . . . . . . . . . . . . . .     (1,153,447)
                                                             ------------
Net unrealized appreciation (depreciation) . . . . . . . .   $  8,409,503
                                                             ============

   Aggregate cost for federal income tax purposes is substantially the same.

                       See notes to financial statements.

                               LEGACY FUNDS GROUP
                             THE FEDERAL MONEY FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                          OCTOBER 31, 2003 (UNAUDITED)

     SHARES OR                                   SECURITY
 PRINCIPAL AMOUNT                               DESCRIPTION                                    VALUE ($)
------------------ -----------------------------------------------------------------------  --------------
U.S. GOVERNMENT AGENCIES (77.6%):
Federal Farm Credit Bank  (17.6%):
 1,500,000         1.19%, 11/4/03(**)  . . . . . . . . . . . . . . . . . . . . . . . . . .       1,499,851
 1,000,000         1.18%, 11/20/03(**) . . . . . . . . . . . . . . . . . . . . . . . . . .         999,377
   605,000         1.00%, 11/18/03(**) . . . . . . . . . . . . . . . . . . . . . . . . . .         604,714
 1,500,000         1.03%, 1/15/04(**)  . . . . . . . . . . . . . . . . . . . . . . . . . .       1,496,781
 1,500,000         1.05%, 2/13/04(**)  . . . . . . . . . . . . . . . . . . . . . . . . . .       1,495,450
 2,000,000         1.01%, 2/26/04(**)  . . . . . . . . . . . . . . . . . . . . . . . . . .       1,993,435
 1,225,000         1.07%, 3/2/04(**) . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,220,558
   850,000         0.98%, 11/7/03(**)  . . . . . . . . . . . . . . . . . . . . . . . . . .         849,861
 1,000,000         5.10%, 6/7/04 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,023,430
 2,500,000         1.00%, 8/24/04(*) . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,498,846
 1,500,000         0.96%, 12/1/03(**)  . . . . . . . . . . . . . . . . . . . . . . . . . .       1,498,800
   545,000         1.01%, 11/25/03(**) . . . . . . . . . . . . . . . . . . . . . . . . . .         544,633
 1,000,000         1.03%, 1/6/04(**) . . . . . . . . . . . . . . . . . . . . . . . . . . .         998,148
 1,000,000         1.00%, 1/12/04(**)  . . . . . . . . . . . . . . . . . . . . . . . . . .         998,000
                                                                                              ------------
                                                                                                17,721,884
                                                                                              ------------
Federal Home Loan Bank  (41.8%):
 1,500,000         1.02%, 11/12/03(**) . . . . . . . . . . . . . . . . . . . . . . . . . .       1,499,533
 1,000,000         1.05%, 11/17/03(**) . . . . . . . . . . . . . . . . . . . . . . . . . .         999,533
 1,500,000         1.03%, 11/19/03(**) . . . . . . . . . . . . . . . . . . . . . . . . . .       1,499,231
   615,000         0.98%, 1/2/04(*)  . . . . . . . . . . . . . . . . . . . . . . . . . . .         614,911
   800,000         1.04%, 1/12/04(**)  . . . . . . . . . . . . . . . . . . . . . . . . . .         798,344
 1,000,000         5.25%, 2/13/04  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,010,925
 1,055,000         1.00%, 5/24/04(**)  . . . . . . . . . . . . . . . . . . . . . . . . . .       1,048,992
 3,000,000         1.04%, 11/21/03(**) . . . . . . . . . . . . . . . . . . . . . . . . . .       2,998,272
 1,157,000         1.03%, 12/1/03(**)  . . . . . . . . . . . . . . . . . . . . . . . . . .       1,156,007
 1,000,000         1.02%, 12/12/03(**) . . . . . . . . . . . . . . . . . . . . . . . . . .         998,838
 1,500,000         1.04%, 1/9/04(**) . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,497,010
   500,000         1.02%, 1/22/04(**)  . . . . . . . . . . . . . . . . . . . . . . . . . .         498,838
 1,000,000         1.05%, 1/23/04(**)  . . . . . . . . . . . . . . . . . . . . . . . . . .         997,579
 1,400,000         1.01%, 11/3/03(**)  . . . . . . . . . . . . . . . . . . . . . . . . . .       1,399,921
 3,500,000         1.01%, 11/5/03(**)  . . . . . . . . . . . . . . . . . . . . . . . . . .       3,499,609
 1,370,000         2.50%, 11/14/03 . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,370,630
 1,000,000         3.125%, 11/14/03  . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,000,705
 1,000,000         1.03%, 12/3/03(**)  . . . . . . . . . . . . . . . . . . . . . . . . . .         999,084
 1,500,000         1.03%, 12/5/03(**)  . . . . . . . . . . . . . . . . . . . . . . . . . .       1,498,541
 1,000,000         1.02%, 12/10/03(**) . . . . . . . . . . . . . . . . . . . . . . . . . .         998,895
 1,000,000         1.02%, 12/19/03(**) . . . . . . . . . . . . . . . . . . . . . . . . . .         998,633
 1,500,000         1.01%, 12/26/03(**) . . . . . . . . . . . . . . . . . . . . . . . . . .       1,497,685
 1,200,000         5.375%, 1/5/04  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,208,934
 1,500,000         1.08%, 1/14/04(**)  . . . . . . . . . . . . . . . . . . . . . . . . . .       1,496,670
 2,000,000         3.375%, 6/15/04 . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,026,944
 1,000,000         1.12%, 7/12/04  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,000,000
 1,000,000         4.625%, 8/13/04 . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,025,887
 1,000,000         3.75%, 4/15/04  . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,011,610
 1,000,000         3.625%, 10/15/04  . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,020,911
 1,500,000         1.03%, 1/7/04(**) . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,497,111
 1,000,000         1.01%, 11/7/03(**)  . . . . . . . . . . . . . . . . . . . . . . . . . .         999,832
 1,000,000         1.02%, 12/24/03(**) . . . . . . . . . . . . . . . . . . . . . . . . . .         998,491
 1,000,000         1.04%, 11/26/03(**) . . . . . . . . . . . . . . . . . . . . . . . . . .         999,281
                                                                                              ------------
                                                                                                42,167,387
                                                                                              ------------

                               LEGACY FUNDS GROUP
                             THE FEDERAL MONEY FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                          OCTOBER 31, 2003 (UNAUDITED)

     SHARES OR                                   SECURITY
 PRINCIPAL AMOUNT                               DESCRIPTION                                    VALUE ($)
------------------ -----------------------------------------------------------------------  --------------
U.S. GOVERNMENT AGENCIES, CONTINUED
Sallie Mae  (13.7%):
 1,000,000         1.04%, 2/19/04(*) . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,000,000
 1,000,000         3.375%, 7/15/04 . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,015,586
 4,000,000         0.95%, 11/7/03(**) . . . . . . . . . . . . . . . . . . . . . . . . . .       3,999,360
 2,000,000         0.97%, 11/14/03(**) . . . . . . . . . . . . . . . . . . . . . . . . . .      1,999,299
 1,500,000         1.02%, 12/17/03(**) . . . . . . . . . . . . . . . . . . . . . . . . . .      1,498,045
 1,000,000         1.05%, 1/15/04 . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,000,000
 1,745,000         5.00%, 6/30/04 . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,788,811
 1,500,000         1.02%, 4/15/04(*) . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,500,000
                                                                                             ------------
                                                                                               13,801,101
                                                                                             ------------
Tennessee Valley Authority  (4.5%):
 1,000,000         4.75%, 7/15/04 . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,024,179
 2,000,000         0.99%, 11/6/03(**) . . . . . . . . . . . . . . . . . . . . . . . . . .       1,999,725
 1,500,000         0.95%, 12/4/03(**) . . . . . . . . . . . . . . . . . . . . . . . . . .       1,498,694
                                                                                                4,522,598
                                                                                             ------------
Total U.S. Government Agencies                                                                 78,212,970
                                                                                             ------------

REPURCHASE AGREEMENT (22.4%):
22,517,693         Lehman Brothers, 0.96%, 11/3/03 (Dated 10/31/03,
                   Collateralized by various U.S. Government securities) . . . . . . . . .     22,517,693
                                                                                             ------------
Total Repurchase Agreement                                                                     22,517,693
                                                                                             ------------
Total (Cost $100,730,663) . . . . . . . . . . . . . . . . . . . . . . . . . . .. . . . . .   $100,730,663
                                                                                             ============

------------------

Percentages indicated are based on net assets of $100,846,048.

(*) Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at October 31, 2003.

(**) Discount Note security. The rate reflected on the Schedule of Portfolio Investments is the effective rate of the security.

                       See notes to financial statements.

                               LEGACY FUNDS GROUP
                      STATEMENTS OF ASSETS AND LIABILITIES
                          OCTOBER 31, 2003 (UNAUDITED)

                                                                   THE MULTI-CAP CORE          THE CORE              THE FEDERAL
                                                                       EQUITY FUND             BOND FUND             MONEY FUND
                                                                      -------------          -------------          -------------
ASSETS:
Investments, at value
  (Cost  $268,328,079; $235,825,320
   and $100,730,663, respectively)  ..........................        $ 380,454,722          $ 243,874,823          $ 100,730,633
Interest and dividends receivable ............................              313,715              3,763,671                186,965
Prepaid expenses and other assets ............................               10,451                  8,935                  4,034
                                                                      -------------          -------------          -------------
Total Assets .................................................          380,778,888            247,647,429            100,921,662
                                                                      -------------          -------------          -------------
LIABILITIES:
Distributions payable ........................................                 --                  904,859                 47,861
Payable for investments purchased ............................            5,562,265                   --                     --
Accrued expenses and other payables:
  Investment advisory fees ...................................              200,148                 88,334                  9,345
  Administration fees ........................................               12,196                  8,111                  3,294
  Distribution fees ..........................................                  198                     98                      5
  Other ......................................................               13,800                 15,973                 15,109
                                                                      -------------          -------------          -------------
Total Liabilities ............................................            5,788,607              1,017,375                 75,614
                                                                      -------------          -------------          -------------

COMPOSITION OF NET ASSETS:
Capital ......................................................          267,963,846            242,356,055            100,846,048
Undistributed net investment income/(loss)  ..................               57,322             (1,889,432)                  --
Accumulated net realized gains/(losses)
  on investment transactions .................................           (5,157,530)            (1,886,072)                  --
Unrealized appreciation on
  investment transactions ....................................          112,126,643              8,049,503                   --
                                                                      -------------          -------------          -------------
Net Assets ...................................................        $ 374,990,281          $ 246,630,054          $ 100,846,048
                                                                      =============          =============          =============

CLASS A
Net Assets ...................................................        $     955,421          $     459,792          $      24,088
                                                                      =============          =============          =============
Shares Outstanding ...........................................               97,883                 45,524                 24,090
                                                                      =============          =============          =============
Net Asset Value per share ....................................        $        9.76          $       10.10          $        1.00
                                                                      =============          =============          =============
Maximum Sales Load ...........................................                 3.00%                  2.50%                  --
                                                                      =============          =============          =============
Maximum offering price per share
  (100%/(100%-maximum sales charge) of
  net asset value adjusted to the nearest cent)  .............        $       10.06          $       10.36          $        1.00
                                                                      =============          =============          =============

TRUST CLASS
Net Assets ...................................................        $ 374,034,860          $ 246,170,262          $ 100,821,960
                                                                      =============          =============          =============
Shares outstanding ...........................................           38,334,133             24,381,239            100,824,837
                                                                      =============          =============          =============
Net Asset Value per share ....................................        $        9.76          $       10.10          $        1.00
                                                                      =============          =============          =============

                       See notes to financial statements.

                               LEGACY FUNDS GROUP
                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED OCTOBER 31, 2003 (UNAUDITED)


                                                                   THE MULTI-CAP CORE        THE CORE            THE FEDERAL
                                                                       EQUITY FUND           BOND FUND           MONEY FUND
                                                                      -------------        -------------        -------------
INVESTMENT INCOME:
  Interest ...................................................        $     13,803         $  5,511,014         $    501,078
  Dividend ...................................................           2,117,465               30,067                  216
                                                                      ------------         ------------         ------------
     Total Income ............................................           2,131,268            5,541,081              501,294
                                                                      ------------         ------------         ------------

EXPENSES:
  Investment advisory fees ...................................           1,546,610              842,471               89,479
  Administration fees ........................................             504,326              361,056              134,220
  Distribution fees (Class A)  ...............................               1,031                  537                   63
  Accounting fees ............................................               2,249                7,810                2,317
  Insurance fees .............................................               9,554                7,908                3,524
  Professional Fees ..........................................              16,169               12,103               10,463
  Registration and filing fees ...............................               9,229                3,325                1,260
  Printing Fees ..............................................              12,691                9,377                3,230
  Transfer agent fees ........................................              14,391                8,256                5,238
  Trustees' fees .............................................               4,306                2,936                  628
  Other fees .................................................               7,167                5,427                2,570
                                                                      ------------         ------------         ------------
Total expenses before fee reimbursement ......................           2,127,723            1,261,206              252,992
  Expenses contractually reimbursed by
   Investment Advisor ........................................            (459,434)            (333,153)             (42,650)
                                                                      ------------         ------------         ------------
  Net expenses ...............................................           1,668,289              928,053              210,342
                                                                      ------------         ------------         ------------
Net investment income ........................................             462,979            4,613,028              290,952
                                                                      ------------         ------------         ------------

REALIZED/UNREALIZED GAINS AND LOSSES FROM INVESTMENTS:
Realized gains on investment transactions ....................           8,177,324              469,758                 --
Change in unrealized appreciation on
  investment transactions ....................................          54,396,127           (5,617,729)                --
                                                                      ------------         ------------         ------------
Net realized/unrealized gains and losses
  on investments .............................................          62,573,451           (5,147,971)                --
                                                                      ------------         ------------         ------------
Change in net assets resulting from operations ...............        $ 63,036,430         $   (534,943)        $    290,952
                                                                      ============         ============         ============

                       See notes to financial statements.

                               LEGACY FUNDS GROUP
                      STATEMENTS OF CHANGES IN NET ASSETS
                   FOR THE SIX MONTHS ENDED OCTOBER 31, 2003

                                        THE MULTI-CAP CORE                  THE CORE                        THE FEDERAL
                                            EQUITY FUND                     BOND FUND                        MONEY FUND
                                   -----------------------------   -----------------------------   -----------------------------
                                    SIX MONTHS        PERIOD         SIX MONTHS       PERIOD        SIX MONTHS        PERIOD
                                       ENDED          ENDED            ENDED           ENDED           ENDED           ENDED
                                    OCTOBER 31,      APRIL 30,      OCTOBER 31,      APRIL 30,      OCTOBER 31,      APRIL 30,
                                       2003          2003 (a)          2003           2003 (a)          2003         2003 (a)
                                   -------------   -------------   -------------   -------------   -------------   -------------
                                    (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
OPERATIONS:
Net investment income ...........  $     462,979   $   1,027,249   $   4,613,028   $   8,583,340   $     290,952   $   1,152,797
Realized gains (losses) on
  investment transactions .......      8,177,324     (13,334,854)        469,758      (1,815,221)           --               247
Change in unrealized appreciation
  on investment transactions ....     54,396,127     (38,495,536)     (5,617,729)      8,506,334            --              --
                                   -------------   -------------   -------------   -------------   -------------   -------------
Change in net assets from
  operations ....................     63,036,430     (50,803,141)       (534,943)     15,274,453         290,952       1,153,044
                                   -------------   -------------   -------------   -------------   -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS:
CLASS A:
  From net investment income ....           (331)           (529)         (8,839)         (8,017)           (111)           (231)
TRUST CLASS:
  From net investment income ....       (556,210)       (883,857)     (5,242,950)     (9,050,554)       (293,966)     (1,152,566)
                                   -------------   -------------   -------------   -------------   -------------   -------------
CHANGE IN NET ASSETS FROM
  SHAREHOLDER DISTRIBUTIONS .....       (556,541)       (884,386)     (5,251,789)     (9,058,571)       (294,077)     (1,152,797)
                                   -------------   -------------   -------------   -------------   -------------   -------------
CAPITAL TRANSACTIONS:
CHANGE IN NET ASSETS FROM
  CAPITAL TRANSACTIONS ..........     49,276,506     314,921,413      44,196,415     202,004,489      11,476,019      89,372,907
                                   -------------   -------------   -------------   -------------   -------------   -------------
CHANGE IN NET ASSETS ............    111,756,395     263,233,886      38,409,683     208,220,371      11,472,894      89,373,154
                                   -------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS:
  Beginning of period ...........    263,233,886            --       208,220,371            --        89,373,154            --
  End of period .................  $ 374,990,281   $ 263,233,886   $ 246,630,054   $ 208,220,371   $ 100,846,048   $  89,373,154
                                   =============   =============   =============   =============   =============   ==============

(a) For the period May 13, 2002 (commencement of operations) through April 30, 2003.

                       See notes to financial statements.

                               LEGACY FUNDS GROUP

                    FOR THE SIX MONTHS ENDED OCTOBER 31, 2003

                                        THE MULTI-CAP CORE                  THE CORE                        THE FEDERAL
                                            EQUITY FUND                     BOND FUND                        MONEY FUND
                                   -----------------------------   -----------------------------   -----------------------------
                                    SIX MONTHS        PERIOD         SIX MONTHS       PERIOD        SIX MONTHS        PERIOD
                                       ENDED          ENDED            ENDED           ENDED           ENDED           ENDED
                                    OCTOBER 31,      APRIL 30,      OCTOBER 31,      APRIL 30,      OCTOBER 31,      APRIL 30,
                                       2003          2003 (a)          2003           2003 (a)          2003         2003 (a)
                                   -------------   -------------   -------------   -------------   -------------   -------------
                                    (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS A SHARES
 Proceeds from
 shares issued ...................  $     210,478   $     917,859   $     116,028   $     435,965   $      35,000   $      80,699
 Dividends reinvested ............            330             520           4,086           1,869             125             196
 Cost of shares redeemed .........       (131,199)       (163,007)        (82,391)         (8,210)        (82,325)         (9,606)
                                    -------------   -------------   -------------   -------------   -------------   -------------
 Change in net assets from
  Class A capital transactions ...  $      79,609   $     755,372   $      37,723   $     429,624   ($     47,200)  $      71,289
                                    =============   =============   =============   =============   =============   =============

TRUST CLASS
 Proceeds from shares issued .....  $  23,189,104   $  58,494,199   $  26,700,419   $  59,227,920   $  65,457,721   $ 268,117,219
 Shares issued from common
  trust fund conversion ..........     39,460,159     327,139,790      32,330,109     193,578,478            --              --
 Dividends reinvested ............            926             488             551             726              59             166
 Cost of shares redeemed .........    (13,453,293)    (71,468,436)    (14,872,387)    (51,232,259)    (53,934,560)   (178,815,767)
                                    -------------   -------------   -------------   -------------   -------------   -------------
 Change in net assets from
   Trust Class
   capital transactions ..........  $  49,196,896   $ 314,166,041   $  44,158,692   $ 201,574,865   $  11,523,220   $  89,301,618
                                    =============   =============   =============   =============   =============   =============


SHARE TRANSACTIONS:
CLASS A SHARES
 Issued ..........................         23,094         111,452          11,236          42,384          35,000          80,699
 Reinvested ......................             36              64             399             182             125             196
 Redeemed ........................        (15,570)        (21,193)         (7,869)           (808)        (82,324)         (9,606)
                                    -------------   -------------   -------------   -------------   -------------   -------------
 Net change in Class A shares ....          7,560          90,323           3,766          41,758         (47,199)         71,289
                                    =============   =============   =============   =============   =============   =============

TRUST CLASS
 Issued ..........................      2,527,198       6,931,647       2,605,258       5,780,973      65,457,721     268,117,219
 Shares issued from common
  trust fund conversion ..........      6,034,238      32,713,979       3,088,264      19,357,848            --              --
 Reinvested ......................            102              59              54              71              59             165
 Redeemed ........................     (1,478,674)     (8,394,416)     (1,454,650)     (4,996,579)    (53,934,560)   (178,815,767)
                                    -------------   -------------   -------------   -------------   -------------   -------------
 Net change in Trust
  Class shares ...................      7,082,864      31,251,269       4,238,926      20,142,313      11,523,220      89,301,617
                                    =============   =============   =============   =============   =============   =============


(a) For the period May 13, 2002 (commencement of operations) through April 30, 2003.

                       See notes to financial statements.

   LEGACY FUNDS GROUP
FINANCIAL HIGHLIGHTS

                                                                                                         LESS
                                              CHANGE IN NET ASSETS RESULTING FROM                      DIVIDENDS
                                                          OPERATIONS:                                    FROM:
                                              -----------------------------------                      ---------

                                                                      NET REALIZED
                                               NET ASSET              AND UNREALIZED    CHANGE IN                      TOTAL
                                                VALUE,       NET           GAINS      NET ASSET VALUE     NET        DIVIDENDS
                                              BEGINNING   INVESTMENT   (LOSSES) ON    RESULTING FROM   INVESTMENT       AND
                                              OF PERIOD     INCOME     INVESTMENTS      OPERATIONS       INCOME    DISTRIBUTIONS
                                              ---------   ----------  --------------  ---------------  ----------  -------------
CLASS A
THE MULTI-CAP CORE EQUITY FUND
Six Months Ended October 31, 2003 (Unaudited)   $ 8.40         -  (e)       1.36           1.36              - (e)        - (e)
Period Ended April 30, 2003 (d)                 $10.00       0.01          (1.60)         (1.59)          (0.01)       (0.01)
-------------------------------------------------------------------------------------------------------------------------------
THE CORE BOND FUND
Six Months Ended October 31, 2003 (Unaudited)    10.32       0.19          (0.20)         (0.01)          (0.21)       (0.21)
Period Ended April 30, 2003 (d)                  10.00       0.42           0.34           0.76           (0.44)       (0.44)
-------------------------------------------------------------------------------------------------------------------------------
THE FEDERAL MONEY FUND
Six Months Ended October 31, 2003 (Unaudited)     1.00         - (e)          -              - (e)           - (e)        - (e)
Period Ended April 30, 2003 (d)                   1.00       0.01             - (e)        0.01           (0.01)       (0.01)
-------------------------------------------------------------------------------------------------------------------------------

TRUST CLASS
THE MULTI-CAP CORE EQUITY FUND
Six Months Ended October 31, 2003 (Unaudited)     8.40       0.01           1.36           1.37           (0.01)       (0.01)
Period Ended April 30, 2003 (d)                  10.00       0.03          (1.60)         (1.57)          (0.03)       (0.03)
-------------------------------------------------------------------------------------------------------------------------------
THE CORE BOND FUND
Six Months Ended October 31, 2003 (Unaudited)    10.32       0.20          (0.20)            -            (0.22)       (0.22)
Period Ended April 30, 2003 (d)                  10.00       0.44           0.34           0.78           (0.46)       (0.46)
-------------------------------------------------------------------------------------------------------------------------------
THE FEDERAL MONEY FUND
Six Months Ended October 31, 2003 (Unaudited)     1.00         - (e)          -              - (e)           - (e)        - (e)
Period Ended April 30, 2003 (d)                   1.00       0.01             - (e)        0.01           (0.01)       (0.01)
-------------------------------------------------------------------------------------------------------------------------------


                                                                                  RATIOS/SUPPLEMENTAL DATA:
                                                                            -----------------------------------
                                                                                         RATIO OF     RATIO OF
                                                                              NET        EXPENSES       NET
                                                   NET ASSET                 ASSETS,        TO        INVESTMENT
                                                    VALUE,                   END OF      AVERAGE     INCOME TO
                                                    END OF        TOTAL      PERIOD        NET        AVERAGE      PORTFOLIO
                                                    PERIOD      RETURN(a)   (000'S)      ASSETS(b)  NET ASSETS(b)  TURNOVER(c)
                                                   ---------    ---------   --------    ----------  -------------  -----------
CLASS A
THE MULTI-CAP CORE EQUITY FUND
Six Months Ended October 31, 2003 (Unaudited)      $    9.76      16.24%    $    955       1.24%      0.02%          17.12%
Period Ended April 30, 2003 (d)                    $    8.40     (15.87%)   $    759       1.24%      0.28%          13.46%
------------------------------------------------------------------------------------------------------------------------------
THE CORE BOND FUND
Six Months Ended October 31, 2003 (Unaudited)          10.10      (0.09%)   $    460       1.02%      3.59%          26.64%
Period Ended April 30, 2003 (d)                        10.32       7.69%    $    431       1.02%      4.12%          14.76%
------------------------------------------------------------------------------------------------------------------------------
THE FEDERAL MONEY FUND
Six Months Ended October 31, 2003 (Unaudited)           1.00       0.21%    $     24       0.72%      0.43%           N/A
Period Ended April 30, 2003 (d)                         1.00       0.81%    $     71       0.72%      0.72%           N/A
------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS
THE MULTI-CAP CORE EQUITY FUND
Six Months Ended October 31, 2003 (Unaudited)           9.76      16.38%    $374,035       0.99%      0.27%          17.12%
Period Ended April 30, 2003 (d)                         8.40     (15.70%)   $262,475       0.99%      0.41%          13.46%
------------------------------------------------------------------------------------------------------------------------------
THE CORE BOND FUND
Six Months Ended October 31, 2003 (Unaudited)          10.10       0.04%    $246,170       0.77%      3.83%          26.64%
Period Ended April 30, 2003 (d)                        10.32       7.95%    $207,789       0.77%      4.43%          14.76%
------------------------------------------------------------------------------------------------------------------------------
THE FEDERAL MONEY FUND
Six Months Ended October 31, 2003 (Unaudited)           1.00       0.33%    $100,822       0.47%      0.65%           N/A
Period Ended April 30, 2003 (d)                         1.00       1.06%    $ 89,302       0.47%      1.10%           N/A
------------------------------------------------------------------------------------------------------------------------------


(a)  Not annualized.

(b)  Annualized.

(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(d) For the period May 13, 2002 (commencement of operations) through October 31, 2003.

(e)  Less than $0.005 per share.


                       See notes to financial statements.

                               LEGACY FUNDS GROUP
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2003
                                   (UNAUDITED)

1.  ORGANIZATION:

The Legacy Funds Group (the "Trust") was organized as a Massachusetts business trust on January 31, 2002, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust presently offers shares of The Multi-Cap Core Equity Fund, The Core Bond Fund and The Federal Money Fund (individually referred to as a "Fund" and collectively as the "Funds").

The Trust has an unlimited number of shares of beneficial interest, with no par value which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer two classes of shares: Trust Class and Class A. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION:

Investments of The Federal Money Fund are valued in accordance with Rule 2a-7 of the 1940 Act at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investments in common stocks, commercial paper, corporate bonds, municipal bonds, U.S. Government securities, and U.S. Government agency securities of The Multi-Cap Core Equity Fund and The Core Bond Fund are valued at their market values determined on the latest bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Debt instruments with maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that this does not result in a fair value. The Multi-Cap Core Equity Fund and The Core Bond Fund may also use an independent pricing service approved by the Board of Trustees to value certain securities. Such prices reflect market values which may be established through the use of electronic and matrix techniques. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

SECURITY TRANSACTIONS AND RELATED INCOME:

Security transactions are accounted for on a trade date basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

                                   Continued.

                               LEGACY FUNDS GROUP
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2003
                                   (UNAUDITED)

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS AND DELAYED DELIVERY BASIS:

Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Funds segerate cash and marketable securities equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis or delayed delivery basis do not earn income until the settlement date. The Funds held no when-issued securities as of October 31, 2003.

REPURCHASE AGREEMENTS:

Each Fund may acquire securities from financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which the respective investment adviser deems creditworthy, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund's custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. All repurchase agreements are fully collateralized by U.S. Treasury and U.S. Government securities.

VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES:

The Funds may, from time to time, purchase variable or floating rate demand notes issued by corporations, bank holding companies and financial institutions and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity over one year but carry with them the right of the holder to put the securities to a remarketing agent or other entity at designated time intervals and on specified notice. The obligation of the issuer of the put to repurchase the securities may be backed up by a letter of credit or other obligation issued by a financial institution.

OTHER:

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are pro-rated to each Fund on the basis of relative net assets or another appropriate method. Each class of shares bears its pro-rata portion of expenses, income and realized and unrealized gains or losses attributable to its series. Each class separately bears expenses related specifically to that class, such as distribution fees.

DIVIDENDS TO SHAREHOLDERS:

Dividends from net investment income are declared daily and paid monthly for The Core Bond Fund and The Federal Money Fund. Dividends from net investment income are declared and paid quarterly for The Multi-Cap Core Equity Fund. Net realized capital gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differ-

                                   Continued.

                               LEGACY FUNDS GROUP
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2003
                                  (UNAUDITED)

ences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders, which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

FEDERAL INCOME TAXES:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3.  RELATED PARTY TRANSACTIONS:

First Financial Capital Advisors LLC (the "Advisor"), a separate, wholly-owned subsidiary of First Financial Bank, serves as investment advisor to the Funds. Under the terms of the Investment Advisory Agreement, the Advisor is entitled to receive fees based on a percentage of the average net assets of each of the Funds based upon the following schedule after the imposition of contractual advisor fee reimbursements.
                                                  ANNUAL ADVISORY FEE
FUND                                         (AS A PERCENTAGE OF NET ASSETS)
----                                         -------------------------------
The Multi-Cap Core Equity Fund . . . . . . .               0.92%
The Core Bond Fund . . . . . . . . . . . . .               0.70%
The Federal Money Fund . . . . . . . . . . .               0.20%

The Advisor has contractually agreed to waive and/or reimburse expenses to limit the annual fund operating expenses to the following amounts:

FUND                                                 TRUST CLASS     CLASS A
----                                                 -----------     -------
The Multi-Cap Core Equity Fund . . . . . . . . .         0.99%        1.24%
The Core Bond Fund . . . . . . . . . . . . . . .         0.77%        1.02%
The Federal Money Fund . . . . . . . . . . . . .         0.47%        0.72%

BISYS Fund Services Limited Partnership ("BISYS"), and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of The BISYS Group, Inc. BISYS, with whom one Trustee and certain officers of the Trust are affiliated, serves as the Funds' transfer agent and fund accountant. Such Trustee and officers are paid no fees directly by the Trust for serving as Trustee or as officers of the Trust. Bisys serves as the funds' administrator. For administration, transfer agency and fund accounting services BISYS Ohio is entitled to an annual fee of 0.30% of the average daily net assets of each of the Funds pursuant to an Omnibus Fee Agreement among the Trust, Bisys and Bisys Ohio.

The Funds have adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse BISYS, as the Funds' dis-

                                   Continued.

                               LEGACY FUNDS GROUP
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2003
                                  (UNAUDITED)

tributor, a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of each Fund's Class A shares, and may be used by BISYS to pay banks, broker/dealers and other institutions. As distributor, BISYS is entitled to receive commissions on sales of Class A shares of The Multi-Cap Core Equity Fund and The Core Bond Fund.

From time to time, fees may be reduced or reimbursed in order to assist each of the Funds in maintaining more competitive expense ratios.

4.  PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding short-term securities) for the period ended October 31, 2003 are as follows:

                                              PURCHASES          SALES
                                              ---------          -----
The Multi-Cap Core Equity Fund  . . . . .    $60,489,245      $53,673,878
The Core Bond Fund  . . . . . . . . . . .     79,642,489       60,762,249

5.  COMMON TRUST CONVERSIONS:

On May 13, 2002 the net assets of certain common trust funds managed by the Advisor were exchanged in a tax-free acquisition for shares of the corresponding Fund. The following is a summary of shares issued, net assets converted, net asset value per share and unrealized appreciation as of the conversion date (amounts in thousands, except per share amounts):

                                                 NET ASSET
                                                  VALUE
                                                  SHARES     NET ASSETS     PER SHARE   UNREALIZED
                                                  ISSUED      CONVERTED      ISSUED    APPRECIATION
                                                 ---------   -----------    ---------  ------------
The Multi-Cap Core Equity Fund ............        32,714      $327,140      $ 10.00     $ 96,226
The Core Bond Fund ........................        19,358       193,578        10.00        5,161

On May 31, 2003 the net assets of certain common trust funds managed by the Advisor were exchanged in a tax-free (The Multi-Cap Core Equity Fund) and taxable (The Core Bond Fund) acquisition for shares of the corresponding Fund. The following is a summary of shares issued, net assets converted, net asset value per share and unrealized appreciation as of the conversion date (amounts in thousands, except per share amounts):

                                                 NET ASSET
                                                  VALUE
                                                  SHARES     NET ASSETS     PER SHARE   UNREALIZED
                                                  ISSUED      CONVERTED      ISSUED    APPRECIATION
                                                 ---------   -----------    ---------  ------------
The Multi-Cap Core Equity Fund ............         6,034      $53,193       $ 8.82      $13,733
The Core Bond Fund ........................         3,088       32,330        10.47           -

                               LEGACY FUNDS GROUP
                              TRUSTEES AND OFFICERS
                                OCTOBER 31, 2003
                                   (UNAUDITED)

The Trust's Board of Trustees is responsible for the overall management of the Funds, including general supervision and review of its investment activities. The Trustees and executive officers of the Trust, and their principal occupations during the past five years, are listed below. The Trustees who are deemed to be an "interested person" of the Trust for purposes of the 1940 Act are marked with an asterisk "(*)".

                                                                        PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE           POSITION(S) HELD WITH THE TRUST         DURING PAST 5 YEARS
---------------------           -------------------------------         ---------------------
Walter B. Grimm(*)              Chairman, President and Trustee         From June 1992 to present,
3435 Stelzer Road                                                       employee of BISYS Ohio
Columbus, OH  43219
Age 57

Mark W. Immelt(*)               Trustee                                 From March 2001 to present,
300 High Street                                                         Chairman, President and CEO of
Hamilton, OH  45012                                                     First Financial Capital Advisors LLC;
Age 57                                                                  from December 1999 to present,
                                                                        President and CEO of First
                                                                        National Bank N.A;
                                                                        from December 1996 to
                                                                        December 1999, Senior Vice President,
                                                                        First National Bank N.A

William E. Karnatz, Sr.         Trustee                                 From April 1997 to present,
3900 Key Tower,                                                         Attorney, Thompson Hine LLP.
127 Public Square
Cleveland, OH 44114-1216
Age 64

James A. Kingsbury              Trustee                                 From April 1987 to present,
630 Eaton Avenue                                                        President and CEO, Fort Hamilton
Hamilton, OH  45013                                                     Healthcare Corp.; from 1998 to present,
Age 60                                                                  Senior Vice President of Health Care
                                                                        Alliance of Greater Cincinnati.

James W. Schultz                Trustee                                 Retired; from 1970 to 1998,
3121 Club Drive, #116                                                   Work Experience
Port Charlotte, FL 33953                                                Coordinator and Department Chair,
Age 60                                                                  Economics and Business Economics, of
                                                                        Marion, Ohio Board of Education.

Jennifer J. Hankins             Vice President                          From September 1988 to present,
3435 Stelzer Road                                                       employee of BISYS Ohio.
Columbus, OH  43219
Age 36

Peter M. Sullivan               Secretary                               From November 2001 to present,
60 State Street,                                                        employee of BISYS Ohio; from
Suite 1300                                                              August 1998 to November 2001,
Boston, MA 02109                                                        attorney with Goodwin Procter LLP.
Age 35

Trent M. Statczar                Treasurer                              From June 1993 present,
3435 Stelzer Road                                                       employee of BISYS Ohio.
Columbus, OH  43219
Age 31

SEMI ANNUAL REPORT
OCTOBER 31, 2003

INVESTMENT ADVISOR                               COUNSEL
------------------                               -------
FIRST FINANCIAL CAPITAL ADVISORS LLC             STROOCK & STROOCK & LAVAN LLP
300 HIGH STREET                                  180 MAIDEN LANE
HAMILTON, OH 45012                               NEW YORK, NY 10038

ADMINISTRATOR AND DISTRIBUTOR                    AUDITORS
-----------------------------                    --------
BISYS FUND SERVICES, L.P.                        ERNST & YOUNG LLP
3435 STELZER RD.                                 41 S. HIGH STREET, SUITE 1100
COLUMBUS, OH 43219                               COLUMBUS, OH 46215

Shares of the Funds are not deposits or obligations of,or guaranteed or endorsed by, First Financial Bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Funds involve risk, including possible loss of principle. Past performance is not indicative of future results.

This report is for the information of the shareholders of the Legacy Funds Group. Its use in connection with any offering of the Fund shares is authorized only in case of a concurrent or prior delivery of the Fund current prospectus.


                                     FIRST
                                   FINANCIAL
                                    CAPITAL
                                    ADVISORS


                      300 High Street - Hamilton, OH 45011
                            toll free (866) 295-4964


                               LEGACY FUNDS GROUP

                                 (888) 494-8510               LFG-0011 12/31/03

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.
     NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

         (2) If the registrant provides the disclosure required by paragraph
         (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

         (3) If the registrant provides the disclosure required by paragraph
         (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ONLY EFFECTIVE FOR ANNUAL REPORTS WITH PERIODS ENDING ON OR AFTER DECEMBER 15, 2003.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
                  Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. NOT APPLICABLE.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

IN THE OPINION OF THE PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER, BASED ON THEIR EVALUATION, THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE (I) THAT MATERIAL INFORMATION RELATING TO THE REGISTRANT, INCLUDING ITS CONSOLIDATED SUBSIDIARIES, IS MADE KNOWN TO THEM BY OTHERS WITHIN THOSE ENTITIES, PARTICULARLY DURING THE PERIOD IN WHICH THIS REPORT IS BEING PREPARED; AND (II) THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 10. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.

         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 ARE ATTACHED HERETO.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Legacy Funds Group
            ------------------------------------------------------------------

By (Signature and Title)*           /s/ Trent Statczar
                         -----------------------------------------------------

Date  December 22, 2003
      -----------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Trent Statczar
                         ------------------------------------------------------

Date  December 22, 2003
      ------------------
By (Signature and Title)*           /s/ Walter B. Grimm
                         ------------------------------------------------------

Date  December 22, 2003
      ------------------


* Print the name and title of each signing officer under his or her signature.